Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity investments
Schedule of changes in equity investments

(In thousands)	Cost Method	Equity Method			Available for Sale Securities	Total
		(CRIC)	(E-House)	(Others)
Balance at December 31, 2010	$31,368	$466,460	$—	$7,917	$2,368	$508,113
Investments made	96,829	2,068	—	18,702	135,657	253,256
Income (loss) from investment	—	2,641	—	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	—	(50,904)	(281,548)
Unrealized loss	—	—	—	—	(23,257)	(23,257)
Others	1,426	3,477		1,006	—	5,909
Balance at December 31, 2011	129,237	244,388	—	26,450	63,864	463,939
Investments made	34,623	—	190,669	10,300	68,661	304,253
Income (loss) from investment	—	(9,077)	(7,657)	6,004	—	(10,730)
Investment impairment	(8,580)	—	—	(1,546)	(8,372)	(18,498)
Unrealized gain	—	—	—		30,373	30,373
Disposal of investment	(1,584)	(236,212)		(260)	(66,407)	(304,463)
Others	190	901	742	168	—	2,001
Balance at December 31, 2012	$153,886	$—	$183,754	$41,116	$88,119	$466,875

Summary of condensed financial information

Year Ended December 31,
2012
(In thousands)
Operating data:
Revenue	$528,198
Gross profit	$276,876
Loss from operations	$(18,599)
Net loss	$(30,205)
Net loss attributable to our equity investments companies	$(23,740)

December 31,
2012
(In thousands)
Balance sheet data:
Current assets	$789,381
Long-term assets	$434,744
Current liabilities	$249,963
Long-term liabilities	$54,357
Non-controlling interests	$6,189

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Tudou	66,407	—	(38,215)	28,192
MCOX	15,081	—	(2,323)	12,758
Others	$5,633	$17,281	$—	$22,914
December 31, 2011	$87,121	$17,281	$(40,538)	$63,864

Youku Tudou	67,425	—	—	67,425
MCOX	6,709	—	(660)	6,049
Others	$6,001	$8,644	$—	$14,645
December 31, 2012	$80,135	$8,644	$(660)	$88,119

E-House
Equity investments
Schedule of equity method investments

	April 20	December 31
	2012	2012
	(In thousands)	(In thousands)
Carrying value of investment in E-House	190,669	$183,754
Proportionate share of E-house’s net tangible and intangible assets *(1)	175,777	169,729
Excess of carrying value of investment proportionate share of E-house’s net tangible and intangible assets	14,892	$14,025

The excess of carrying value has been primarily assigned to:
Goodwill	2,075	$1,992
Amortizable intangible assets *(1)	17,207	16,086
Deferred tax liabilities	(4,390)	(4,053)
	14,892	$14,025

Cumulative losses in equity interest	$—	$(7,657)

*(1)                            The weighted average life of the intangible assets recorded in E-House’s financial statements was 8 years and the intangible assets not included in E-House’s financial statements, excluding the asset with indefinite life, was 6 years.

CRIC
Equity investments
Schedule of equity method investments

December 31
2011
(In thousands)
Carrying value of investment in CRIC	$244,388
Proportionate share of CRIC’s shareholders’ equity *(1)	197,225
Excess of carrying value of investment over proportionate share of CRIC’s shareholders’ equity	$47,163

The excess of carrying value has been primarily assigned to:
Goodwill	$24,511
Amortizable intangible assets *(1)	30,195
Deferred tax liabilities	(7,543)
$47,163

Cumulative earnings in equity interest	$15,707

*(1)         The weighted average life of the intangible assets recorded in CRIC’s financial statements was 10 years and the intangible assets not included in CRIC’s financial statements, excluding the asset with indefinite life, was 7 years.